Lord Abbett U.S. Government Securities Money Market Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                                       November 8, 2000


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Lord Abbett U.S. Government Money Market Fund, Inc.
        CIK 0000311635
        File No. : 811-2924



Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on October 31, 2000.

     Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

                                        Very truly yours,

                                        Vicki Herbst
                                        Legal Assistant